Employee Benefit Plans - Amounts Recognized in the Consolidated Balance Sheets (Details) - Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Current accrued pension liabilities	$ 0.8	$ 0.8
Noncurrent accrued pension liabilities	27.6	30.9
Accumulated other comprehensive loss	$ (5.2)	$ (7.2)